Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables.
Schedule of trade and other payables

	June 30, 2026	December 31, 2025
Trade payables	7,368	7,208
Electricity accrual	2,150	4,091
Audit fee	722	597
Dividends due	415	2,487
Interest payable on Notes	4,030	—
Standard bank option premium payable	—	4,176
Other payables	2,751	784
Financial liabilities	17,436	19,343

Production and management bonus accrual - Blanket Mine	1,103	1,306
Other employee benefits - other	2,677	2,914
Leave pay	3,419	3,045
Bonus accrual	942	2,664
Tailings storage facility - accrual	—	130
Other accruals	2,072	2,851
Non-financial liabilities	10,213	12,910
Total	27,649	32,253